Stock-Based Compensation (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Summary of ESPP share activity
Available for future purchases		2,341,158
2009 Employee Stock Purchase Plan [Member]
Summary of ESPP share activity
Available for future purchases	253,294	331,795
Additional Shares reserved under 2009 ESPP		77,928
Purchases	43,091	(156,429)
Available for future purchases	210,203	253,294